PGIM Portfolio Ballast ETF
Schedule of Investments  (unaudited)
as of May 31, 2023
Description	Shares	Value
Short-Term Investments 99.9%
Affiliated Mutual Fund 4.3%
PGIM Core Government Money Market Fund (cost $1,130,712)(wj)	1,130,712	$1,130,712

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 76.1%
U.S. Treasury Bills(k)	4.988%	10/26/23	10,000	9,785,656
U.S. Treasury Bills	5.084	08/22/23	10,450	10,327,282

Total U.S. Treasury Obligations (cost $20,135,061)				20,112,938
Option Purchased*~ 19.5%
(cost $4,969,014)				5,141,504

Total Short-Term Investments (cost $26,234,787)				26,385,154

TOTAL INVESTMENTS 99.9% (cost $26,234,787)				26,385,154
Other assets in excess of liabilities(z) 0.1%				36,870

Net Assets 100.0%				$26,422,024

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
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PGIM Portfolio Ballast ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	12/07/27	$3,970.00	50	5	$5,141,504
(cost $4,969,014)
Futures contracts outstanding at May 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	2 Year U.S. Treasury Notes	Sep. 2023	$2,675,766	$(3,913)
127	5 Year U.S. Treasury Notes	Sep. 2023	13,852,922	(12,682)
2	10 Year U.S. Treasury Notes	Sep. 2023	228,938	406
6	S&P 500 E-Mini Index	Jun. 2023	1,257,150	88,458
				$72,269
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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